8. Hybrid Debt Instrument (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Change in fair value of derivative liability	$ (136,014)	$ 0	$ 2,125,117	$ 0
Costs exceeding the debt proceeds	(26,414)	(459,968)	(295,033)	(326,916)
Interest expense	245,384	1,126	266,999	4,706
Accrued interest			77,857	0
Stock issuable for accrued interest	$ 70,813	$ 0	75,935	$ 0
SPA Note [Member]
Convertible note face value			$ 3,000,000
Debt stated interest rate			10.00%
Warrants issued			10,000,000
Conversion price			$ 4.95
Value of compound derivative			$ 3,500,000
Change in fair value of derivative liability			(2,100,000)
Costs exceeding the debt proceeds			(60,000)
Interest expense			154,000
Accrued interest			78,000
Stock issuable for accrued interest			$ 76,000